Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Cash on hand and in banks (Note 28)	6,706	5,982
Temporary cash investments (Note 28)	17,663	45,672
	24,369	51,654